Fair Values (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Fair Values of Financial Assets and Financial Liabilities

The Group’s financial instruments measured at fair value as of December 31, 2018 and 2017 are detailed below:

Financial Instruments as of 12/31/2018	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	3,745,222	11,366,893	—	15,112,115
- Derivatives	15,924	—	—	15,924
- Other financial assets	15,069	—	—	15,069
- Other debt securities	112,547	—	—	112,547
- Financial assets in guarantee	1,882,600	—	—	1,882,600
- Investments in Equity Instruments	1,603	8,801	—	10,404

Total Assets	5,772,965	11,375,694	—	17,148,659

Liabilities
- Liabilities at fair value through profit or loss	268,086	—	—	268,086
- Derivative instruments	—	94,222	—	94,222
- Other financial liabilities	2,907,704	—	—	2,907,704
- Financing received from the Argentine Central Bank and other financial institutions	14,966	—	—	14,966

Total Liabilities	3,190,756	94,222	—	3,284,978

Financial Instruments as of 12/31/2017	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	16,110,519	727,406	—	16,837,925
- Derivatives	39,740	—	—	39,740
- Other financial assets	1,393,368	—	—	1,393,368
- Other debt securities	47	—	—	47
- Financial assets in guarantee	1,745,496	—	—	1,745,496
- Investments in Equity Instruments	57,191	11,690	—	68,881

Financial Instruments as of 12/31/2017	FV level 1	FV level 2	FV level 3	Total
Total Assets	19,346,361	739,096	—	20,085,457

Liabilities
- Other financial liabilities	3,946,320	—	—	3,946,320
- Financing received from the Argentine Central Bank and other financial institutions	73,978	—	—	73,978

Total Liabilities	4,020,298	—	—	4,020,298

Financial Instruments as of 01/01/2017	FV level 1	FV level 2	FV level 3	Total
Assets
- Debt securities at fair value through profit or loss	782,547	—	—	782,547
- Derivatives	52,152	—	—	52,152
- Other financial assets	652,545	—	—	652,545
- Other debt securities	2,467,861	—	—	2,467,861
- Financial assets in guarantee	2,508,935	—	—	2,508,935
- Investments in Equity Instruments	4,846	1,351	—	6,197

Total Assets	6,468,886	1,351	—	6,470,237

Liabilities
- Other financial liabilities	4,420,199	—	—	4,420,199
- Financing received from the Argentine Central Bank and other financial institutions	9,150	—	—	9,150

Total Liabilities	4,429,349	—	—	4,429,349

Summary of Difference between Carrying Amount and Fair Value of Assets and Liabilities

Below is the difference between the carrying amount and the fair value of the main assets and liabilities recorded at amortized cost as of December 31, 2018 and 2017 and January 1, 2017, respectively:

Other Financial Instruments as of 12/31/2018	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	33,687,553	33,687,553	33,687,553	—	—
-Other financial assets	1,682,985	1,682,985	1,682,985	—	—
-Loans and other financing	77,208,464	90,052,089	—	—	90,052,089
- Other Debt Securities	4,198,548	4,203,711	4,203,711	—	—
-Financial assets in guarantee	124,617	124,617	124,617	—	—

	116,902,167	129,750,955	39,698,866	—	90,052,089

Financial Liabilities
-Deposits	94,906,014	94,667,583	—	—	94,667,583
-Other financial liabilities	1,359,535	1,359,535	1,359,535	—	—
-Financing received from the BCRA and other financial institutions	8,017,871	6,587,763	34,489	—	6,553,274
- Unsubordinated Negotiable obligations	9,307,171	7,952,052	7,952,052	—	—
- Subordinated Negotiable Obligations	1,383,817	1,371,488	1,371,488	—	—

	114,974,408	111.938.421	10,717,564	—	101,220,857

Other Financial Instruments as of 12/31/2017	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	16,384,924	16,384,924	16,384,924	—	—
- Repo transactions	4,945,864	4,945,864	4,945,864	—	—
-Other financial assets	995,427	995,594	995,594	—	—
-Loans and other financing	87,108,670	92,829,727	—	—	92,829,727
- Other Debt Securities	529,844	529,887	529,887	—	—
-Financial assets delivered as guarantee	175,723	175,738	175,738	—	—

	105,194,588	110,915,870	18,086,143	—	92,829,727

Financial Liabilities
-Deposits	83,284,983	83,235,616	—	—	83,235,616
-Other financial liabilities	1,828,235	1,828,235	1,828,235	—	—
-Financing received from the BCRA and other financial institutions	5,131,788	5,131,788	5,131,788	—	—
- Unsubordinated Negotiable obligations	12,681,237	12,681,237	12,681,237	—	—
- Subordinated Negotiable Obligations	1,012,661	1,012,661	1,012,661	—	—

	103,938,904	103,889,537	20,653,921	—	83,235,616

Other Financial Instruments as of 01/01/2017	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
-Cash and due from Banks	14,795,794	14,760,035	14,760,035	—	—
-Other financial assets	2,805,698	4,332,908	4,332,908	—	—
-Loans and other financing	69,996,876	72,119,588	—	—	72,119,588
- Other Debt Securities	1,334,886	1,364,494	1,329,557	—	34,937
-Financial assets in guarantee	190,457	190,457	190,457	—	—

	89,123,711	98,383,961	26,229,436	—	72,154,525

Financial Liabilities
-Deposits	66,075,709	66,075,709	—	—	66,075,709
- Repo transactions	1,088,747	1,088,747	1,088,747	—	—
-Other financial liabilities	1,164,464	1,164,464	1,164,464	—	—
-Financing received from the BCRA and other financial institutions	3,152,177	3,152,177	434,807	—	2,717,370

Other Financial Instruments as of 01/01/2017	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
- Unsubordinated Negotiable obligations	3,775,525	3,793,025	3,793,025	—	—
- Subordinated Negotiable Obligations	2,540,433	2,583,806	2,583,806	—	—

	76,708,308	76,769,181	7,976,102	—	68,793,079

Summary of Equity Instruments Measured at Fair Value With Changes in Other Comprehensive Income

The following are the equity instruments measured at Fair Value with changes in Other Comprehensive Income as of December 31, 2018 and 2017:

	FV at 12/31/2017	Income through OCI	Exposure to changes in Purchasing Power	FV at 12/31/2018
MAE	6,806	—	(2,196)	4,610
SEDESA	2,383	—	(769)	1,614
COELSA	1,357	—	(438)	919
PROVINCANJE	400	—	(129)	271
CUYO AVAL SGR	328	799	(228)	899
ARGENCONTROL	185	—	(60)	125
LOS GROBO SGR	100	166	(57)	209
IEBA SA	90	—	(29)	61
Others	41	77	(25)	93

Total	11,690	1,042	(3,931)	8,801

	FV at 01/01/2017	Income through OCI	Exposure to changes in Purchasing Power	FV at 12/31/2017
MAE	112	7,681	(987)	6,806
SEDESA	72	2,659	(348)	2,383
COELSA	99	1,460	(202)	1,357
PROVINCANJE	927	(391)	(136)	400
CUYO AVAL SGR	18	357	(47)	328
ARGENCONTROL	46	168	(29)	185
LOS GROBO SGR	—	115	(15)	100
IEBA SA	—	103	(13)	90
Others	77	24	(60)	41

Total	1,351	12,176	(1,837)	11,690